ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Allowance for doubtful accounts
Written-off uncollectible accounts receivable		$ 105,204